Note 12 - Investments in Non-consolidated Companies	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of interests in other entities [text block]
12	Investments in non-consolidated companies
	Year ended December 31,
	2017	2016

At the beginning of the year	557,031	490,645
Translation differences	(9,548)	3,473
Equity in earnings of non-consolidated companies	116,140	71,533
Dividends and distributions received (*)	(22,971)	(20,674)
Additions	-	17,108
Decrease / increase in equity reserves and others	(358)	(5,054)
At the end of the year	640,294	557,031

(*)Related to Ternium

The principal non-consolidated companies are:
		% ownership at December 31,		Value at December 31,
Company	Country of incorporation	2017	2016	2017	2016
a) Ternium (*)	Luxembourg	11.46%	11.46%	563,735	491,285
b) Usiminas (**)	Brazil	3.08%	3.08%	70,642	61,904
Others	-	-	-	5,917	3,842
				640,294	557,031

(*) Including treasury shares.
(**)At
December 31, 2017
and
2016
the voting rights were
5.2
%.

a) Ternium S.A.

Ternium S.A. (“Ternium”), is a steel producer with production facilities in Mexico, Argentina, Brazil, Colombia, United States and Guatemala and is
one
of Tenaris’s main suppliers of round steel bars and flat steel products for its pipes business.

At
December 31, 2017,
the closing price of Ternium’s ADSs as quoted on the New York Stock Exchange was
$31.59
per ADS, giving Tenaris’s ownership stake a market value of approximately
$725.7
million. At
December 31, 2017,
the carrying value of Tenaris’s ownership stake in Ternium, based on Ternium’s IFRS financial statements, was approximately
$563.7
million. See Section
II.B.2.

The Company reviews periodically the recoverability of its investment in Ternium. To determine the recoverable value, the Company estimates the value in use of the investment by calculating the present value of the expected cash flows. The key assumptions used by the Company are based on external and internal sources of information, and on management’s judgment based on past experience and expectations of future changes in the market.

Value-in-use was calculated by discounting the estimated cash flows over a five
year period based on forecasts approved by management. For the subsequent years beyond the five
-year period, a terminal value was calculated based on perpetuity. The discount rates used are based on the respective weighted average cost of capital (WACC), which is considered to be a good indicator of capital cost. The discount rate used to test the investment in Ternium for impairment was
11.5%

Summarized selected financial information of Ternium, including the aggregated amounts of assets, liabilities, revenues and profit or loss is as follows:

	Ternium
	2017	2016
Non-current assets	7,727,283	5,622,556
Current assets	4,395,283	2,700,314
Total assets	12,122,566	8,322,870
Non-current liabilities	3,442,521	1,324,785
Current liabilities	2,827,275	1,831,492
Total liabilities	6,269,796	3,156,277

Non-controlling interests	842,347	775,295

Revenues	9,700,296	7,223,975
Gross profit	2,297,271	1,839,585
Net income for the year attributable to owners of the parent	886,219	595,644
Total comprehensive income for the year, net of tax, attributable to owners of the parent	815,434	534,827

b) Usiminas S.A.

Usiminas is a Brazilian producer of high quality flat steel products used in the energy, automotive and other industries and it is Tenaris’s principal supplier of flat steel in Brazil for its pipes and industrial equipment businesses.

As of
December 31, 2017
the closing price of the Usiminas’ ordinary and preferred shares, as quoted on the BM&FBovespa Stock Exchange, was
BRL10.83
(
$3.27
) and
BRL9.1
(
$2.75
), respectively, giving Tenaris’s ownership stake a market value of approximately
$123.0
million. As of that date, the carrying value of Tenaris’s ownership stake in Usiminas was approximately
$70.6
million.

The Company reviews periodically the recoverability of its investment in Usiminas. To determine the recoverable value, the Company estimates the value in use of the investment by calculating the present value of the expected cash flows or its fair value less costs of disposal.

Usiminas financial restructuring process (that started in
April 2016
with the capital increase) was completed by the end of
August 2017.
The completion of this process together with the increase in the share price since
June 2016
and the improvement in business conditions
may
lead to an increase in the value of the investment in Usiminas in future periods.

During
2015
the Company recorded an impairment charge of
$28.9
million.

Summarized selected financial information of Usiminas, including the aggregated amounts of assets, liabilities, revenues and profit or loss is as follows:
	Usiminas
	2017	2016
Non-current assets	5,661,947	6,085,811
Current assets	2,193,096	1,970,015
Total assets	7,855,043	8,055,826
Non-current liabilities	2,344,042	2,856,883
Current liabilities	920,924	537,646
Total liabilities	3,264,966	3,394,529

Non-controlling interests	425,988	508,083

Revenues	3,367,937	2,442,596
Gross profit	513,712	150,999
Net income (loss) for the year attributable to owners of the parent	99,853	(166,153)

c) Techgen, S.A. de C.V. (“Techgen”)

Techgen is a Mexican natural gas-fired combined cycle electric power plant in the Pesquería area of the State of Nuevo León, Mexico. The company started producing energy on
December 1, 2016
and is fully operational, power capacity of
900
megawatts. As of
December 31, 2017,
Tenaris held
22%
of Techgen’s share capital, and its affiliates, Ternium and Tecpetrol International S.A. (a wholly-owned subsidiary of San Faustin S.A., the controlling shareholder of both Tenaris and Ternium), held
48%
and
30%
respectively.

Techgen is a party to transportation capacity agreements for a purchasing capacity of
150,000
MMBtu/Gas per day starting on
August 1, 2016
and ending on
July 31, 2036,
and a party to a contract for the purchase of power generation equipment and other services related to the equipment. As of
December 31, 2017,
Tenaris’s exposure under these agreements amounted to
$58.2
million and
$3.9
million respectively.

Tenaris issued a corporate guarantee covering
22%
of the obligations of Techgen under a syndicated loan agreement between Techgen and several banks. The loan agreement amounted to
$720
million and has been used in the construction of the facility. The main covenants under the corporate guarantee are Tenaris’s commitment to maintain its participation in Techgen or the right to purchase at least
22%
of Techgen’s firm energy, and compliance with a maximum permitted leverage ratio. As of
December 31, 2017,
the loan agreement had been fully disbursed and, as a result, the amount guaranteed by Tenaris was approximately
$158.4
million. During
2017
the shareholders of Techgen made additional investments in Techgen, in form of subordinated loans, which in case of Tenaris amounted to
$7
million. As of
December 31, 2017,
the aggregate outstanding principal amount under these loans was
$93.2
million.